Stockholders' Equity (Common and Preferred Stock) (Detail)	6 Months Ended	12 Months Ended	63 Months Ended
	Jun. 30, 2017 Vote $ / shares shares	Dec. 31, 2016 Vote $ / shares shares	Dec. 31, 2011 $ / shares shares	Dec. 31, 2015 $ / shares shares
Private Placement [Member]
Common Stock [Abstract]
Sale of Stock, Number of Shares Issued in Transaction			20,000,000
Sale of Stock, Price Per Share | $ / shares			$ 10
Sale Of Stock Nature Of Consideration Received Per Transaction		The Company ceased raising capital under this private placement offering effective December 31, 2011.
Preferred Stock [Member]
Preferred Stock [Abstract]
Preferred shares authorized (in shares)	8,990,000	8,990,000
Convertible Series AA Preferred Stock [Member]
Preferred Stock [Abstract]
Preferred shares authorized (in shares)		1,000,000
Annual cash dividend rate (in hundredths)		7.00%
Liquidation preference per share (in dollars per share) | $ / shares		$ 25.00
Initial conversion price (in dollars per share) | $ / shares		$ 25.00
Total number of common shares issuable upon conversion of outstanding shares of preferred stock (in shares)		2
Preferred shares issued (in shares)		0
Common Class A [Member]
Common Stock [Abstract]
Common stock, shares authorized (in shares)	100,000,000	100,000,000		100,000,000
Par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01		$ 0.01
Common stock shares issued (in shares)	17,619,118	17,502,673		17,202,228
Number of votes holder is entitled to | Vote	1	1
Maximum individual common stock ownership (in hundredths)	9.80%	9.80%
Common Class B [Member]
Common Stock [Abstract]
Common stock, shares authorized (in shares)	1,000	1,000
Par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Common stock shares issued (in shares)	0	0
Number of votes holder is entitled to | Vote	1	1
Maximum individual common stock ownership (in hundredths)		9.80%